     UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number_811-06481

Franklin Municipal Securities Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

_Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 11/30/13

Item 1. Reports to Stockholders.

NOVEMBER 30, 2013

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

Franklin California High Yield
Municipal Fund

Franklin Tennessee Municipal Bond Fund

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Franklin Municipal Securities Trust

FRANKLIN TEMPLETON
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Franklin · Templeton · Mutual Series

	Contents

Shareholder Letter	1	Semiannual Report		Financial Highlights and
				Statements of Investments	23
		Municipal Bond Market Overview	4
				Financial Statements	43
		Franklin California
		High Yield Municipal Fund	6	Notes to Financial Statements	47

		Franklin Tennessee Municipal Bond Fund	15	Shareholder Information	58

Semiannual Report

Municipal Bond Market Overview

During the six-month period ended November 30, 2013, the municipal bond market suffered a sharp sell-off, leading municipal bonds to be among the worst fixed income performers. The Barclays Municipal Bond Index, which tracks investment-grade municipal securities, had a -2.45% total return for the six-month period including a 5.06% drop from June through August.1 In comparison, the Barclays U.S. Treasury Index had a -0.85% six-month return.1

In May, Federal Reserve Board (Fed) Chairman Ben Bernanke spoke to Congress and said that the Fed could begin tapering its bond buying in the coming months. As a result of his comments, interest rates rose rapidly and the municipal bond and Treasury markets dramatically lost value. Fears of declining bond prices were heightened when minutes from the Fed’s July meeting included more discussion of tapering. Municipal bond mutual funds experienced persistent, large outflows that accelerated during August. Selling in the Treasury and municipal bond markets caused yields on longer term bonds to rise faster than yields on shorter maturity bonds in both markets, but the yield difference was more pronounced for municipal bonds. Because bond yields move in the opposite direction from prices, the yield changes led to two significant developments during the six months — municipal bonds underperformed Treasury bonds, and longer term municipal bonds fared worse than shorter term municipal bonds. Longer term municipal bonds experienced double the loss of the Barclays Municipal Bond Index. In September, the Fed decided not to begin tapering and said it would maintain the current level of bond purchases and wait for more evidence of sustained economic growth. As a result, the municipal bond market posted a positive return for the second half of the reporting period.

The changes in municipal bond yields were noteworthy when weighed against the volume of newly issued municipal bonds. Despite a contraction to the overall size of the municipal bond market, investors drove yields upward, especially for bonds with longer maturities.

1. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

4 | Semiannual Report

Declining municipal bond prices during the period under review were not solely attributable to a general increase in interest rates. Several headline stories shook investor confidence in the municipal bond asset class. The City of Detroit, Michigan, filed for bankruptcy, the largest municipal bankruptcy filing in U.S. history. In March, independent credit rating agencies Standard & Poor’s and Fitch Ratings lowered Puerto Rico general obligation (GO) debt to one step above non-investment grade (junk status). Furthermore, in mid-November, Fitch put Puerto Rico GO debt on rating watch for a junk status downgrade. The City of Chicago suffered a three-notch downgrade by Moody’s Investors Service, another independent credit rating agency. In addition to specific credit rating stories, reports from rating agencies and research organizations cited underfunded pension liabilities among several states and large municipalities that could affect their fiscal stability. Bonds issued by municipalities involved in such stories have often experienced price erosion in secondary trading, but the extent of price erosion and the contagion to related issues have been unpredictable. Fallout from such headlines during the past six months was no exception. Bonds issued by Detroit or closely related issuers sold off sharply, but Michigan bonds included in the Barclays Municipal Bond Index performed in line with the index. Unlike Detroit, Illinois and Puerto Rico issues sold off more broadly and underperformed the index. For the Funds, exposure to Puerto Rico debt was a source of drag on performance during the reporting period.

As of November 30, 2013, municipal bond yields exceeded those of comparable maturity Treasury bonds and many other high-quality bonds. Their tax-exempt nature and historically low default rate enhanced municipal bonds’ relative value.

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to help maximize income while seeking value in the municipal bond market.

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 5

Franklin California

High Yield Municipal Fund

Your Fund’s Goals and Main Investments: Franklin California High Yield Municipal Fund seeks to provide a high level of income exempt from federal and California personal income taxes by investing at least 80% of its net assets in municipal securities in any rating category, including higher yielding, lower rated securities, that pay interest free from such taxes.1 Its secondary goal is capital appreciation to the extent possible and consistent with its principal goal.

Credit Quality Breakdown*
Franklin California High Yield Municipal Fund
11/30/13
% of Total
Ratings	Long-Term Investments**
AAA	0.4%
AA	12.3%
A	21.9%
BBB	24.0%
Below Investment Grade	10.8%
Not Rated	30.6%

Performance data represent
past performance, which does
not guarantee future results.
Investment return and principal
value will fluctuate, and you may
have a gain or loss when you sell
your shares. Current performance
may differ from figures shown.
Please visit franklintempleton.com
or call (800) 342-5236 for most
recent month-end performance.

*Standard & Poor’s (S&P) is used as the primary independent rating agency source. Moody’s is secondary, and Fitch, if available, is used for securities not rated by Moody’s or S&P. The ratings are an indication of an issuer’s creditworthiness, with long-term ratings typically ranging from AAA (highest) to Below Investment Grade (lowest; includes ratings BB to D). This methodology differs from that used in Fund marketing materials.

**Does not include short-term investments and other net assets.

This semiannual report for Franklin California High Yield Municipal Fund covers the period ended November 30, 2013.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $10.59 on May 31, 2013, to $9.84 on November 30, 2013. The Fund’s Class A shares paid dividends totaling 23.10 cents per share for the reporting period.2

1. The Fund may invest up to 100% of its assets in bonds whose interest payments are subject to federal alternative minimum tax. All or a significant portion of the income on these obligations may be subject to such tax. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 26.

6 | Semiannual Report

Dividend Distributions*
Franklin California High Yield Municipal Fund
6/1/13–11/30/13
	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
June	3.65	3.17	3.74
July	3.65	3.17	3.74
August	3.70	3.22	3.79
September	3.90	3.47	3.98
October	4.10	3.67	4.18
November	4.10	3.67	4.18
Total	23.10	20.37	23.61

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The Performance Summary beginning on page 10 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 4.79% based on an annualization of November’s 4.10 cent per share monthly dividend and the maximum offering price of $10.28 on November 30, 2013. An investor in the 2013 maximum combined effective federal and California personal income tax bracket of 50.83% (including 3.8% Medicare tax) would need to earn a distribution rate of 9.74% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

State Update

California’s economy continued to expand during the six months ended November 30, 2013, supported by increases in wages, home sales, building permits, and residential and commercial construction activity. The unemployment rate inched lower from 8.6% in May to 8.5% at period-end.3 Although the state’s unemployment rate has generally declined since early 2012 amid solid job growth, it remained higher than the 7.0% national average.3 In its annual fiscal outlook report released in November, California’s Legislative Analyst’s Office, a non-partisan agency, revised its economic forecast upward, based primarily on the state’s housing recovery and improving job markets.

The state’s credit quality stabilized beginning with the fiscal year 2012 budget and began to improve, according to independent credit rating agency Standard

3. Source: Bureau of Labor Statistics.

Semiannual Report | 7

Portfolio Breakdown
Franklin California High Yield Municipal Fund
11/30/13
% of Total
Long-Term Investments*
Tax-Supported	37.0%**
General Obligation	13.8%
Hospital & Health Care	12.7%
Transportation	11.0%
Utilities	9.9%
Other Revenue	4.2%
Higher Education	4.1%
Subject to Government Appropriations	3.2%
Refunded	2.1%
Housing	2.0%

*Does not include short-term investments and other
net assets.
**The Fund may invest more than 25% in municipal
securities that finance similar types of projects. A
change that affects one project may affect all similar
projects, thereby increasing market risk.

& Poor’s (S&P). California ended fiscal year 2013 on June 30 with a lower-than-projected general fund cash deficit, which helped the state strengthen its liquidity and reduce borrowing needs for fiscal year 2014. With estimated recurring revenues sufficient to fund the state’s constitutional and statutory funding obligations, the enacted fiscal year 2014 budget was structurally balanced. In S&P’s view, the budget was relatively cautious by projecting a slight decline in general fund revenue compared to fiscal year 2013. The governor and legislature’s agreement on a general fund spending level that was among the past 30 years’ lowest, as a percentage of state personal income, resulted in a projected operating surplus for fiscal year 2014. As of November, year-to-date revenues were higher than estimated, with robust personal income tax collections more than offsetting lower corporate tax revenues and sales and use tax receipts.

California’s net tax-supported debt was moderately high at $2,565 per capita and 5.8% of personal income, compared with the $1,074 and 2.8% national medians.4 However, in S&P’s assessment, the state’s ability to fund its debt obligations remained strong from budgetary and cash flow perspectives. In assigning California’s general obligation bonds an A rating with a stable outlook, S&P cited the state’s economic depth and diversity, capacity to attract venture capital, prominent higher education institutions, businesses in innovative sectors, conservatively structured debt and commitment to aligning recurring revenues and expenses while paying down budgetary liabilities.5 These strengths were somewhat offset by what S&P viewed as a volatile revenue base, a potential for structural budget balance erosion when voter-approved tax increases expire in 2018 and a large retirement benefit liability. S&P attributed the stable outlook to the state’s stronger budgetary and cash positions on current and projected bases, as well as a strong likelihood of regular timely budget enactment following a constitutional amendment requiring only a simple majority legislative budget approval. In S&P’s view, the state’s continued application of any substantially strong revenue collections for debt retirement was important to the possibility for a higher rating.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the

4. Source: Moody’s Investors Service, “2013 State Debt Medians Report,” 5/29/13.
5. This does not indicate S&P’s rating of the Fund.

8 | Semiannual Report

market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets. We generally seek to stay close to fully invested to help maximize income distribution.

Manager’s Discussion

Puerto Rico’s municipal bond market is widely traded because of its dual tax-exemption advantages. During the reporting period, some Puerto Rico issuers experienced downgrades from S&P, Moody’s Investors Service and Fitch Ratings that contributed to the underperformance of Puerto Rico bonds held in the Fund. The Puerto Rico bond market experienced a marked decline in prices worsened by negative publicity about the island’s fiscal situation.

Consistent with our strategy, we sought to remain close to fully invested in bonds that maintain an average weighted maturity of 15 to 30 years with good call features. Based on the combination of our value-oriented philosophy of investing primarily for income and a positively sloping municipal yield curve, in which interest rates for longer term bonds are higher than those for shorter term bonds, we favored the use of longer term bonds. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

Thank you for your continued participation in Franklin California High Yield Municipal Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 9

Performance Summary as of 11/30/13

Franklin California High Yield Municipal Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FCAMX)			Change	11/30/13	5/31/13
Net Asset Value (NAV)		-$	0.75	$9.84	$10.59
Distributions (6/1/13–11/30/13)
Dividend Income	$0.2310
Class C (Symbol: FCAHX)			Change	11/30/13	5/31/13
Net Asset Value (NAV)		-$	0.75	$9.90	$10.65
Distributions (6/1/13–11/30/13)
Dividend Income	$0.2037
Advisor Class (Symbol: FVCAX)			Change	11/30/13	5/31/13
Net Asset Value (NAV)		-$	0.76	$9.85	$10.61
Distributions (6/1/13–11/30/13)
Dividend Income	$0.2361

10 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges.
Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;
Advisor Class: no sales charges.

Class A	6-Month	1-Year		5-Year		10-Year
Cumulative Total Return[1]	-4.88%	-4.89%	+	57.65%	+	62.92%
Average Annual Total Return[2]	-8.93%	-8.93%	+	8.58%	+	4.54%
Avg. Ann. Total Return (12/31/13)[3]		-7.79%	+	10.03%	+	4.41%
Distribution Rate[4]	4.79%
Taxable Equivalent Distribution Rate[5]	9.74%
30-Day Standardized Yield[6]	4.72%
Taxable Equivalent Yield[5]	9.60%
Total Annual Operating Expenses[7]	0.61%
Class C	6-Month	1-Year		5-Year		10-Year
Cumulative Total Return[1]	-5.12%	-5.39%	+	53.37%	+	54.18%
Average Annual Total Return[2]	-6.05%	-6.30%	+	8.93%	+	4.42%
Avg. Ann. Total Return (12/31/13)[3]		-5.23%	+	10.39%	+	4.29%
Distribution Rate[4]	4.45%
Taxable Equivalent Distribution Rate[5]	9.05%
30-Day Standardized Yield[6]	4.38%
Taxable Equivalent Yield[5]	8.91%
Total Annual Operating Expenses[7]	1.16%
Advisor Class[8]	6-Month	1-Year		5-Year		10-Year
Cumulative Total Return[1]	-4.92%	-4.79%	+	58.53%	+	64.14%
Average Annual Total Return[2]	-4.92%	-4.79%	+	9.65%	+	5.08%
Avg. Ann. Total Return (12/31/13)[3]		-3.70%	+	11.10%	+	4.95%
Distribution Rate[4]	5.09%
Taxable Equivalent Distribution Rate[5]	10.35%
30-Day Standardized Yield[6]	5.05%
Taxable Equivalent Yield[5]	10.27%
Total Annual Operating Expenses[7]	0.51%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 11

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Investments in lower rated bonds include higher risk of default and loss of principal. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. To the extent the Fund has investments in other states or U.S. territories, such as Puerto Rico, adverse economic and regulatory changes in such states or territories may cause the Fund’s share price to decline. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
4. Distribution rate is based on an annualization of the respective class’s November dividend and the maximum offering price (NAV for Classes C and
Advisor) per share on 11/30/13.
5. Taxable equivalent distribution rate and yield assume the published rates as of 6/24/13 for the maximum combined effective federal and
California state personal income tax bracket of 50.83%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
6. The 30-day standardized yield for the 30 days ended 11/30/13 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.
7. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
8. Effective 11/15/06, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 11/15/06, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 11/15/06, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 11/15/06 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +34.63% and +4.31%.

12 | Semiannual Report

Your Fund’s Expenses

Franklin California High Yield Municipal Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 13

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 6/1/13	Value 11/30/13	Period* 6/1/13–11/30/13
Actual	$1,000	$951.20	$3.08
Hypothetical (5% return before expenses)	$1,000	$1,021.91	$3.19
Class C
Actual	$1,000	$948.80	$5.76
Hypothetical (5% return before expenses)	$1,000	$1,019.15	$5.97
Advisor Class
Actual	$1,000	$950.80	$2.59
Hypothetical (5% return before expenses)	$1,000	$1,022.41	$2.69
*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.63%; C: 1.18%; and Advisor: 0.53%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

14 | Semiannual Report

Franklin Tennessee Municipal Bond Fund

Your Fund’s Goal and Main Investments: Franklin Tennessee Municipal Bond Fund seeks to maximize income exempt from federal and Tennessee personal income taxes, consistent with prudent investing and the preservation of capital, by investing at least 80% of its net assets in investment grade municipal securities that pay interest free from such taxes.1

Credit Quality Breakdown*
Franklin Tennessee Municipal Bond Fund
11/30/13
% of Total
Ratings	Long-Term Investments**
AAA	1.3%
AA	75.6%
A	13.8%
BBB	6.9%
Below Investment Grade	0.6%
Not Rated	1.8%

Performance data represent
past performance, which does
not guarantee future results.
Investment return and principal
value will fluctuate, and you may
have a gain or loss when you sell
your shares. Current performance
may differ from figures shown.
Please visit franklintempleton.com
or call (800) 342-5236 for most
recent month-end performance.

*Standard & Poor’s (S&P) is used as the primary independent rating agency source. Moody’s is secondary, and Fitch, if available, is used for securities not rated by Moody’s or S&P. The ratings are an indication of an issuer’s creditworthiness, with long-term ratings typically ranging from AAA (highest) to Below Investment Grade (lowest; includes ratings BB to D). This methodology differs from that used in Fund marketing materials.

**Does not include short-term investments and other net assets.

This semiannual report for Franklin Tennessee Municipal Bond Fund covers the period ended November 30, 2013.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $11.88 on May 31, 2013, to $11.07 on November 30, 2013. The Fund’s Class A shares paid dividends totaling 20.25 cents per share for the reporting period.2

1. The Fund may invest up to 100% of its assets in bonds whose interest payments are subject to federal alternative minimum tax. All or a significant portion of the income on these obligations may be subject to such tax. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s
Statement of Investments (SOI). The SOI begins on page 40.

Semiannual Report | 15

Dividend Distributions*
Franklin Tennessee Municipal Bond Fund
Class A
6/1/13–11/30/13

Dividend per
Month	Share (cents)

June	3.25
July	3.25
August	3.35
September	3.40
October	3.50
November	3.50
Total	20.25

*Assumes shares were purchased and held for the entire
accrual period. Since dividends accrue daily, your actual
distributions will vary depending on the date you pur-
chased your shares and any account activity. All Fund
distributions will vary depending upon current market
conditions, and past distributions are not indicative of
future trends.

The Performance Summary beginning on page 19 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.63%. An investor in the 2013 maximum combined effective federal and Tennessee personal income tax bracket of 47.02% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.85% from a taxable investment to match the Fund’s Class A tax-free distribution rate.

State Update

Tennessee’s economy continued to recover during the six months under review, albeit unevenly, with employment growth in Memphis and Chattanooga lagging that in Nashville and Knoxville. Although the manufacturing sector, one of the state’s largest employment sectors, hurt the state’s economy during the recession, it continued to lead the state’s recovery as it benefited from auto manufacturing growth. Other large employment sectors also contributed to economic growth, including trade, transportation and utilities; education and health services; and leisure and hospitality. However, the government sector continued to pose a challenge to the state’s economic recovery as government spending and employment declined, especially at the federal level. Against this backdrop, the state’s housing market continued to build momentum as home prices rose and construction permit issuance increased. Tennessee’s unemployment rate was 8.1% at period-end, which was higher than the 7.0% national average.3

The state ended fiscal year 2013 on June 30 with stronger-than-projected revenue performance and was able to make a deposit to the reserve for TennCare, its Medicaid program. Tennessee’s fiscal year 2014 enacted budget was balanced, with sales tax receipts providing more than half of the projected revenue and franchise and excise taxes adding a significant portion. The budget continued to reduce inheritance tax revenues and projected additional revenues from use taxes imposed on sales by out-of-state retailers with distribution facilities in the state. Education continued to account for the largest budget item, followed by health and human services. Because the state, which has a federally run health care exchange, opted out of Medicaid expansion, the budget assumed increased costs to TennCare resulting from potential enrollment increases of those who are eligible but not yet enrolled. The budget reduced spending by eliminating filled positions. With year-to-date revenue collections as of November coming in less than the the budgeted estimate, the state affirmed its commitment to keep expenditures in line with revenue collections.

Historically, Tennessee has been a low-debt state, with debt levels at 0.9% of personal income and $343 per capita, compared with the national medians of

3. Source: Bureau of Labor Statistics.

16 | Semiannual Report

2.8% and $1,074.4 Independent credit rating agency Standard & Poor’s (S&P) affirmed its AA+ rating on the state’s general obligation bonds and lowered the outlook from positive to stable.5 The rating reflected S&P’s opinion of the state’s cyclical economy and above-average unemployment rate, adequate reserves that are projected to grow, strong financial management and performance, long-term record of fully funding the annual required contribution to its retirement system, low debt burden and limited future debt issuance plans. In revising the outlook, S&P cited the state’s continued areas of economic weakness, elevated unemployment and signs of softer revenue. S&P noted that although government employment reductions caused a drag on the state’s economy and unemployment, most areas of the economy were improving.

Portfolio Breakdown
Franklin Tennessee Municipal Bond Fund
11/30/13
% of Total
Long-Term Investments*
Utilities	29.5%**
Hospital & Health Care	15.4%
Refunded	14.2%
Higher Education	13.1%
General Obligation	10.2%
Transportation	5.2%
Tax-Supported	4.6%
Housing	3.9%
Other Revenue	3.9%

*Does not include short-term investments and other
net assets.
**The Fund may invest more than 25% in municipal
securities that finance similar types of projects such as
utilities. A change that affects one project may affect
all similar projects, thereby increasing market risk.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets. We generally seek to stay close to fully invested to help maximize income distribution.

Manager’s Discussion

Puerto Rico’s municipal bond market is widely traded because of its dual tax-exemption advantages. During the reporting period, some Puerto Rico issuers experienced downgrades from S&P, Moody’s Investors Service and Fitch Ratings that contributed to the underperformance of Puerto Rico bonds held in the Fund. The Puerto Rico bond market experienced a marked decline in prices worsened by negative publicity about the island’s fiscal situation.

Consistent with our strategy, we sought to remain close to fully invested in bonds that maintain an average weighted maturity of 15 to 30 years. Based on the combination of our value-oriented philosophy of investing primarily for income and a positively sloping municipal yield curve, in which interest rates for longer term bonds are higher than those for shorter term bonds, we favored the use of longer term bonds. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

4. Source: Moody’s Investors Service, “2013 State Debt Medians Report,” 5/29/13.
5. This does not indicate S&P’s rating of the Fund.

Semiannual Report | 17

Thank you for your continued participation in Franklin Tennessee Municipal Bond Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

18 | Semiannual Report

Performance Summary as of 11/30/13

Franklin Tennessee Municipal Bond Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of
Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FRTIX)			Change	11/30/13	5/31/13
Net Asset Value (NAV)		-$	0.81	$11.07	$11.88
Distributions (6/1/13–11/30/13)
Dividend Income	$0.2025

Performance[1]
Cumulative total return excludes the sales charge. Average annual total returns include the maximum sales charge.
Class A: 4.25% maximum initial sales charge.
Class A	6-Month	1-Year		5-Year		10-Year
Cumulative Total Return[2]	-5.11%	-6.38%	+	32.24%	+	45.86%
Average Annual Total Return[3]	-9.17%	-10.34%	+	4.83%	+	3.40%
Avg. Ann. Total Return (12/31/13)[4]		-9.42%	+	4.25%	+	3.25%
Distribution Rate[5]	3.63%
Taxable Equivalent Distribution Rate[6]	6.85%
30-Day Standardized Yield[7]	2.86% (with waiver)			2.83% (without waiver)
Taxable Equivalent Yield[6]	5.40% (with waiver)			5.34% (without waiver)
Total Annual Operating Expenses[8]	0.70% (with waiver)			0.70% (without waiver)

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 19

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. To the extent the Fund has investments in other states or U.S. territories, such as Puerto Rico, adverse economic and regulatory changes in such states or territories may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s invest-
ment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction contractually guaranteed through at least 9/30/14. Fund investment results reflect the expense reduction, to the extent applicable; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Distribution rate is based on an annualization of the 3.50 cent per share November dividend and the maximum offering price of $11.56 per share on 11/30/13.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/24/13 for the maximum combined effective federal and
Tennessee state personal income tax rate of 47.02%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
7. The 30-day standardized yield for the 30 days ended 11/30/13 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.
8. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

20 | Semiannual Report

Your Fund’s Expenses

Franklin Tennessee Municipal Bond Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 21

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 6/1/13	Value 11/30/13	Period* 6/1/13–11/30/13
Actual	$1,000	$948.90	$3.42
Hypothetical (5% return before expenses)	$1,000	$1,021.56	$3.55
*Expenses are calculated using the most recent six-month annualized expense ratio, net of expense waivers, of 0.70%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

22 | Semiannual Report

Franklin Municipal Securities Trust

Financial Highlights

Franklin California High Yield Municipal Fund
	Six Months Ended
	November 30, 2013			Year Ended May 31,
Class A	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout
the period)
Net asset value, beginning of period	$10.59	$10.40	$9.07	$9.40	$8.42	$9.70
Income from investment operations[a]:
Net investment income[b]	0.25	0.46	0.49	0.50	0.51	0.51
Net realized and unrealized gains
(losses)	(0.77)	0.17	1.34	(0.33)	0.98	(1.29)
Total from investment operations	(0.52)	0.63	1.83	0.17	1.49	(0.78)
Less distributions from net investment
income	(0.23)	(0.44)	(0.50)	(0.50)	(0.51)	(0.50)
Redemption fees[c]	—	—	—	—	—	—[d]
Net asset value, end of period	$9.84	$10.59	$10.40	$9.07	$9.40	$8.42

Total return[e]	(4.88)%	6.10%	20.65%	1.93%	18.11%	(7.91)%

Ratios to average net assets[f]
Expenses	0.63%	0.61%	0.62%	0.62%	0.63%	0.63%
Net investment income	4.97%	4.31%	5.05%	5.47%	5.70%	5.91%

Supplemental data
Net assets, end of period (000’s)	$1,096,024	$1,330,444	$1,238,396	$979,093	$1,090,015	$945,110
Portfolio turnover rate	12.99%	5.47%	6.67%	17.86%	13.84%	9.85%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 23

Franklin Municipal Securities Trust
Financial Highlights (continued)

Franklin California High Yield Municipal Fund
	Six Months Ended
	November 30, 2013		Year Ended May 31,
Class C	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.65	$10.46	$9.13	$9.45	$8.46	$9.75
Income from investment operations[a]:
Net investment income[b]	0.22	0.40	0.44	0.46	0.47	0.46
Net realized and unrealized gains (losses)	(0.77)	0.17	1.33	(0.33)	0.98	(1.30)
Total from investment operations	(0.55)	0.57	1.77	0.13	1.45	(0.84)
Less distributions from net investment income	(0.20)	(0.38)	(0.44)	(0.45)	(0.46)	(0.45)
Redemption fees[c]	—	—	—	—	—	—[d]
Net asset value, end of period	$9.90	$10.65	$10.46	$9.13	$9.45	$8.46

Total return[e]	(5.12)%	5.48%	19.86%	1.46%	17.51%	(8.47)%

Ratios to average net assets[f]
Expenses	1.18%	1.16%	1.17%	1.17%	1.18%	1.17%
Net investment income	4.42%	3.76%	4.50%	4.92%	5.15%	5.37%

Supplemental data
Net assets, end of period (000’s)	$259,173	$322,824	$293,895	$229,667	$255,392	$212,118
Portfolio turnover rate	12.99%	5.47%	6.67%	17.86%	13.84%	9.85%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

24 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Municipal Securities Trust
Financial Highlights (continued)

Franklin California High Yield Municipal Fund
	Six Months Ended
	November 30, 2013		Year Ended May 31,
Advisor Class	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.61	$10.41	$9.09	$9.42	$8.42	$9.71
Income from investment operations[a]:
Net investment income[b]	0.25	0.47	0.50	0.52	0.52	0.51
Net realized and unrealized gains (losses)	(0.77)	0.18	1.33	(0.34)	1.00	(1.29)
Total from investment operations	(0.52)	0.65	1.83	0.18	1.52	(0.78)
Less distributions from net investment income	(0.24)	(0.45)	(0.51)	(0.51)	(0.52)	(0.51)
Redemption fees[c]	—	—	—	—	—	—[d]
Net asset value, end of period	$9.85	$10.61	$10.41	$9.09	$9.42	$8.42

Total return[e]	(4.92)%	6.30%	20.60%	2.03%	18.47%	(7.93)%

Ratios to average net assets[f]
Expenses	0.53%	0.51%	0.52%	0.52%	0.53%	0.53%
Net investment income	5.07%	4.41%	5.15%	5.57%	5.80%	6.01%

Supplemental data
Net assets, end of period (000’s)	$252,773	$303,904	$241,123	$137,191	$101,332	$68,598
Portfolio turnover rate	12.99%	5.47%	6.67%	17.86%	13.84%	9.85%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 25

Franklin Municipal Securities Trust

Statement of Investments, November 30, 2013 (unaudited)

Franklin California High Yield Municipal Fund	Principal Amount	Value
Municipal Bonds 97.3%
California 90.9%
ABAG Finance Authority for Nonprofit Corps. Revenue,
Elder Care Alliance, California Mortgage Insured, 5.60%, 8/15/34	$4,260,000	$4,269,116
Episcopal Senior Communities, Refunding, 6.125%, 7/01/41	7,500,000	7,716,675
Jackson Laboratory, Refunding, 5.00%, 7/01/37	1,050,000	1,031,415
Windemere Ranch Infrastructure Financing Program, Sub Series B, 5.00%, 9/02/27	2,205,000	2,136,645
Windemere Ranch Infrastructure Financing Program, Sub Series B, 5.00%, 9/02/34	5,240,000	4,796,591
Aliso Viejo CFD No. 2005-01 Special Tax, Glenwood at Aliso Viejo, 5.875%, 9/01/27	5,115,000	5,152,800
American Canyon Financing Authority Infrastructure Revenue Special Assessment, American
Canyon Road East,
5.00%, 9/02/30	2,020,000	1,918,697
5.10%, 9/02/35	1,695,000	1,585,011
Artesia RDA Tax Allocation,
Artesia Redevelopment Project Area, 5.50%, 6/01/42	6,355,000	5,732,210
Artesia Redevelopment Project Area, 5.70%, 6/01/42	3,050,000	2,831,864
Housing Set-Aside, Artesia Redevelopment Project Area, 7.70%, 6/01/46	3,295,000	3,576,195
Azusa Special Tax, CFD No. 2005-1, Improvement Area No. 1, 5.00%,
9/01/27	2,145,000	2,036,377
9/01/37	6,430,000	5,851,621
Baldwin Park USD, GO, Capital Appreciation, Election of 2006, AGMC Insured, zero cpn.,
8/01/31	5,735,000	2,027,208
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Subordinate,
Series S-4, 5.25%, 4/01/53	15,000,000	15,142,050
Beaumont Financing Authority Local Agency Revenue,
Improvement Area No. 17B, Series A, 6.125%, 9/01/31	720,000	728,978
Improvement Area No. 17B, Series A, 6.375%, 9/01/42	5,000,000	5,064,800
Series B, 5.35%, 9/01/28	935,000	934,916
Series B, 5.40%, 9/01/35	1,390,000	1,379,339
Series C, 5.45%, 9/01/27	6,435,000	6,342,722
Series C, 5.50%, 9/01/29	855,000	835,566
Series C, 5.50%, 9/01/35	3,995,000	3,910,825
Series C, 5.50%, 9/01/35	1,035,000	986,986
Beaumont USD, GO, Election of 2008, Series C, AGMC Insured, 6.00%, 8/01/41	1,925,000	2,090,704
Brentwood Infrastructure Financing Authority Infrastructure Revenue, CIFP, Series 1,
5.00%, 9/02/25	3,195,000	3,007,741
5.125%, 9/02/30	4,400,000	3,970,516
Buena Park Community RDA Tax Allocation, Consolidated Redevelopment Project, 6.25%,
9/01/35	5,000,000	5,077,100
California City RDA Tax Allocation Revenue, Refunding, Series A-1, 7.75%, 9/01/34	8,650,000	8,659,688
California County Tobacco Securitization Agency Tobacco Settlement Revenue, Asset-Backed,
Los Angeles County Securitization Corp., 5.70%, 6/01/46	3,000,000	2,082,690
California Educational Facilities Authority Revenue,
College and University Financing Program, 5.00%, 2/01/30	760,000	673,292
College and University Financing Program, Pre-Refunded, 5.00%, 2/01/26	250,000	285,123
College and University Financing Program, Pre-Refunded, 5.00%, 2/01/30	615,000	701,401
College and University Financing Program, Refunding, 5.00%, 2/01/26	750,000	696,863
Occidental College, Refunding, Series A, 5.00%, 10/01/43	2,370,000	2,388,154
University of San Francisco, 6.125%, 10/01/36	2,000,000	2,270,060

26 | Semiannual Report

Franklin Municipal Securities Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin California High Yield Municipal Fund	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California Health Facilities Financing Authority Revenue,
California-Nevada Methodist, California Mortgage Insured, 5.00%, 7/01/36	$7,805,000	$7,711,028
Providence Health and Services, Refunding, Series C, 6.50%, 10/01/33	4,000,000	4,499,920
California Municipal Finance Authority COP, Community Hospitals of Central California
Obligated Group,
5.25%, 2/01/24	5,000,000	5,147,400
5.375%, 2/01/29	7,000,000	7,013,510
5.50%, 2/01/39	10,600,000	10,276,382
5.25%, 2/01/46	15,965,000	14,712,226
California State GO, Various Purpose,
6.00%, 11/01/39	13,000,000	14,862,250
FGIC Insured, 6.00%, 8/01/19	30,000	30,259
[a] California State Municipal Finance Authority Mobile Home Park Revenue, Windsor Mobile
Country Club, Refunding, Series A,
5.625%, 11/15/33	1,000,000	987,580
6.00%, 11/15/48	4,000,000	4,005,760
California State Municipal Finance Authority Revenue,
Biola University, Refunding, 5.625%, 10/01/23	6,000,000	6,477,300
Biola University, Refunding, 5.80%, 10/01/28	7,500,000	7,933,125
Biola University, Refunding, 5.875%, 10/01/34	6,000,000	6,196,740
Harbor Regional Center Project, 8.50%, 11/01/39	5,000,000	5,791,200
Kern Regional Center Project, Series A, 7.50%, 5/01/39	9,000,000	9,827,190
Loma Linda University, 5.00%, 4/01/37	495,000	497,069
South Central Los Angeles Regional Center Project, 5.50%, 12/01/33	3,115,000	3,066,749
South Central Los Angeles Regional Center Project, 5.75%, 12/01/43	7,000,000	6,872,390
Southwest Community Health Center, California Mortgage Insured, 6.125%, 2/01/40	4,000,000	4,253,640
California State Public Works Board Lease Revenue,
California State Prison Los Angeles, Various Buildings, Series C, 5.75%, 10/01/31	4,640,000	5,197,218
Department of Mental Health, Coalinga State Hospital, Series A, Pre-Refunded, 5.125%,
6/01/29	4,500,000	4,609,305
Various Capital Projects, Refunding, Series G, 5.00%, 11/01/31	4,745,000	4,913,827
Various Capital Projects, Series A, 5.125%, 10/01/31	3,605,000	3,723,172
California Statewide CDA Revenue,
American Baptist Homes of the West, Refunding, 6.25%, 10/01/39	5,000,000	5,114,350
American Baptist Homes of the West, Series A, 5.00%, 10/01/33	1,500,000	1,379,460
American Baptist Homes of the West, Series A, 5.00%, 10/01/43	1,395,000	1,205,699
Bentley School, Refunding, Series A, 7.00%, 7/01/40	8,675,000	9,271,927
California Baptist University, Refunding, 7.25%, 11/01/31	1,250,000	1,407,438
California Baptist University, Refunding, 7.50%, 11/01/41	2,750,000	3,093,062
California Baptist University, Refunding, Series A, 5.40%, 11/01/27	7,440,000	7,403,618
California Baptist University, Refunding, Series A, 5.50%, 11/01/38	4,500,000	4,140,045
Catholic Healthcare West, Series C, 5.625%, 7/01/35	5,000,000	5,345,100
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 5.75%, 5/15/32	10,000,000	10,259,400
Covenant Retirement Communities Inc., Series C, 5.625%, 12/01/36	8,000,000	7,571,200
Drew School, Refunding, 5.30%, 10/01/37	3,275,000	2,978,350
Episcopal Communities and Services, Refunding, 5.00%, 5/15/32	1,000,000	967,220
Episcopal Communities and Services, Refunding, 5.00%, 5/15/42	235,000	215,669
Episcopal Communities and Services, Refunding, 5.00%, 5/15/47	1,545,000	1,399,059

Semiannual Report | 27

Franklin Municipal Securities Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin California High Yield Municipal Fund	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California Statewide CDA Revenue, (continued)
Eskaton Properties Inc. Obligated Group, Refunding, 5.25%, 11/15/34	$4,350,000	$4,142,853
Henry Mayo Newhall Memorial Hospital, Series B, California Mortgage Insured, 5.20%,
10/01/37	3,500,000	3,536,890
Kaiser Permanente, Series B, 5.25%, 3/01/45	37,325,000	37,572,465
Lancer Educational Student Housing Project, 5.625%, 6/01/33	3,000,000	2,812,830
Methodist Hospital of Southern California Project, FHA Insured, 6.75%, 2/01/38	8,980,000	10,136,444
Monterey Institute International, 5.50%, 7/01/31	8,285,000	9,127,916
Thomas Jefferson School of Law, Refunding, Series A, 7.25%, 10/01/38	10,000,000	9,811,400
ValleyCare Health System, Refunding, Series A, 5.125%, 7/15/31	1,850,000	1,620,545
California Statewide CDA Special Tax Revenue, CFD No. 2007-1, Orinda, 6.00%,
9/01/29	5,000,000	5,012,400
Capistrano USD, CFD No. 2005-1 Special Tax, 5.50%, 9/01/43	5,000,000	4,970,550
Carson RDA, Tax Allocation Housing, Series A, 5.25%, 10/01/36	1,965,000	1,947,040
Cathedral City 1915 Act Special Assessment, Limited Obligation, Cove ID No. 04-02,
5.05%, 9/02/35	1,295,000	1,193,744
Centinela Valley UHSD, GO, County of Los Angeles, Election of 2010, Series B,
AGMC Insured, zero cpn., 8/01/45	42,000,000	6,459,600
Ceres USD, GO, Capital Appreciation, Election of 2008, Series A, zero cpn.,
8/01/39	6,450,000	1,166,096
8/01/40	6,730,000	1,129,765
Chatom USD, GO, Election of 2006, Capital Appreciation, Series C, XLCA Insured,
zero cpn., 8/01/47	9,450,000	1,330,560
Chula Vista CFD Special Tax,
No. 01-1, Improvement Area, San Miguel Ranch, Series B, 5.45%, 9/01/36	2,170,000	2,095,764
No. 12-I, McMillin Otay Ranch Village Seven, 5.25%, 9/01/30	1,615,000	1,623,511
No. 12-I, McMillin Otay Ranch Village Seven, 5.25%, 9/01/36	2,810,000	2,815,227
Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, NATL RE, FGIC Insured,
zero cpn.,
8/01/27	7,500,000	3,976,425
8/01/28	3,000,000	1,490,370
Coachella Valley USD, GO, Capital Appreciation, Election of 2005, Series D, zero cpn.,
8/01/42	8,500,000	1,553,120
8/01/43	3,000,000	515,130
Coalinga PFAR, Water and Wastewater Refinancing Projects, Refunding, 5.00%,
4/01/35	1,000,000	969,320
4/01/48	7,600,000	7,015,788
Compton Community College District GO, Election of 2002, Series B,
6.625%, 8/01/27	3,085,000	3,477,936
6.75%, 8/01/34	4,000,000	4,419,680
Compton CRDA Tax Allocation, Redevelopment Project, second lien, Series B,
5.70%, 8/01/30	2,255,000	2,205,029
6.00%, 8/01/42	3,460,000	3,358,414
Compton USD, GO, Election of 2002, Series C, AMBAC Insured, 5.00%, 6/01/31	5,000,000	5,012,750
Corona CFD No. 2001-2 Special Tax, Improvement Areas Nos. 1 and 2, Series A, 6.25%,
9/01/32	1,825,000	1,828,504
Corona CFD No. 2003-2 Special Tax, Highlands Collection, 5.20%, 9/01/34	770,000	716,362

28 | Semiannual Report

Franklin Municipal Securities Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin California High Yield Municipal Fund	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Corona-Norco USD Special Tax,
CFD No. 04-1, 5.20%, 9/01/36	$2,000,000	$1,906,780
Series A, 5.35%, 9/01/26	1,005,000	984,026
Series A, 5.40%, 9/01/36	2,530,000	2,336,809
Cotati South Sonoma Business Park AD Special Assessment, Improvement, 6.50%,
9/02/33	4,955,000	4,966,694
Cudahy Community Development Commission Tax Allocation, City-Wide Redevelopment,
Redevelopment Projects, Series B, 7.75%, 10/01/27	3,795,000	4,466,298
Daly City Housing Development Finance Agency Mobile Home Park Revenue, Franciscan
Mobile Home Park Acquisition Project, sub. bond, Refunding, Series B, 5.85%,
12/15/47	4,980,000	4,992,251
Del Paso Manor Water District Revenue COP, Phase I Improvement Project, 5.50%,
7/01/41	3,050,000	3,090,107
Duarte RDA Tax Allocation, Capital Appreciation, Merged Redevelopment Project, ETM,
zero cpn., 12/01/28	30,795,000	15,306,039
El Dorado County Special Tax,
CFD No. 2001-1, 5.35%, 9/01/35	1,900,000	1,911,096
CFD No. 2005-1, 5.00%, 9/01/21	1,000,000	973,650
CFD No. 2005-1, 5.15%, 9/01/25	2,075,000	1,990,091
CFD No. 2005-1, 5.25%, 9/01/35	6,705,000	6,060,381
El Rancho USD, GO, Capital Appreciation, Election of 2003, NATL RE, FGIC Insured,
zero cpn., 8/01/29	2,400,000	983,376
Fairfield Special Tax, CFD No. 3, North Cordelia General Improvements, 6.00%,
9/01/32	1,200,000	1,261,872
9/01/37	5,810,000	6,071,973
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue, Capital Appreciation,
Refunding, zero cpn.,
1/15/26	38,720,000	18,178,653
1/15/30	4,000,000	1,361,760
1/15/31	85,780,000	27,088,466
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
Asset-Backed, Refunding, Senior Series A-1, 5.00%, 6/01/33	24,500,000	18,481,575
Capital Appreciation, Asset-Backed, second subordinate, Refunding, Series C, zero cpn.,
6/01/47	50,000,000	762,000
Enhanced, Asset-Backed, Refunding, Series A, 5.00%, 6/01/45	4,890,000	4,637,872
Goleta RDA Tax Allocation, Goleta Old Town Redevelopment Project, 8.00%, 6/01/44	5,000,000	5,228,450
Hanford Joint UHSD, GO, Capital Appreciation, Election of 2004, Series B, AGMC Insured,
zero cpn.,
8/01/32	3,635,000	1,330,446
8/01/33	3,705,000	1,265,443
8/01/35	4,120,000	1,229,985
Hartnell Community College District GO, Capital Appreciation, Election of 2002, Series D,
zero cpn.,
8/01/44	30,000,000	3,743,700
8/01/49	10,000,000	1,347,800
Imperial Community College District GO, Capital Appreciation, Election of 2010, Series A,
AGMC Insured, zero cpn. to 8/01/15, 6.75% thereafter, 8/01/40	3,500,000	3,444,140

Semiannual Report | 29

Franklin Municipal Securities Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin California High Yield Municipal Fund	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
[b] Imperial County Special Tax, CFD No. 98-1,
6.45%, 9/01/17	$975,000	$977,496
6.50%, 9/01/31	5,705,000	5,707,910
Independent Cities Finance Authority Mobile Home Park Revenue,
Augusta Communities Mobile Home Park Pool, Refunding, Series A, 5.00%, 5/15/47	1,100,000	1,050,181
Lamplighter Salinas, Series A, 6.25%, 7/15/45	2,465,000	2,546,863
Lamplighter Salinas, Series A, 6.25%, 7/15/50	2,000,000	2,058,640
Rancho Feliz and Las Casitas de Sonoma, Refunding, 5.00%, 10/15/47	2,840,000	2,590,392
Indio CFD No. 04-3 Special Tax, Terra Lago, Improvement Area No. 1,
5.10%, 9/01/30	1,275,000	1,244,056
5.15%, 9/01/35	3,000,000	2,903,340
Indio CFD Special Tax, No. 2006-1, Sonora Wells, 5.125%, 9/01/36	2,135,000	2,077,526
Irvine USD Special Tax, CFD No. 06-1, 6.70%, 9/01/35	2,565,000	2,743,601
Jurupa Community Services District Special Tax,
CFD No. 7, Eastvale Area, Series A, 5.15%, 9/01/35	3,690,000	3,646,901
CFD No. 11, Eastvale Area, Series A, 5.10%, 9/01/35	2,065,000	1,986,117
CFD No. 12, Eastvale Area, Series A, 5.15%, 9/01/35	3,000,000	2,964,960
CFD No. 17, Eastvale Area, Series A, 5.20%, 9/01/36	2,825,000	2,842,685
CFD No. 18, Eastvale Area, Series A, 5.00%, 9/01/36	1,400,000	1,335,866
CFD No. 30, Eastvale Area, Series A, 5.60%, 9/01/37	1,000,000	1,004,620
Lafayette RDA Tax Allocation, 5.75%, 8/01/32	1,000,000	984,190
Lake Elsinore 1915 Act Special Assessment, AD No. 93-1, Refunding, Series B, 5.125%,
9/02/30	8,480,000	8,215,254
Lake Elsinore PFA Local Agency Revenue, CFD No. 98-1, Series C, 5.25%, 9/01/33	8,000,000	7,873,760
Lake Elsinore Special Tax,
CFD No. 2003-2, Canyon Hills, Improvement Area A, Series A, 5.85%, 9/01/24	1,035,000	1,044,770
CFD No. 2003-2, Canyon Hills, Improvement Area A, Series A, 5.95%, 9/01/34	2,200,000	2,205,522
CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 1, Series A, 5.10%, 9/01/22	750,000	754,508
CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 1, Series A, 5.15%, 9/01/25	635,000	637,521
CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 1, Series A, 5.25%, 9/01/30	1,195,000	1,189,634
CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 1, Series A, 5.25%, 9/01/35	1,225,000	1,207,875
CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 2, Series A, 5.20%, 9/01/26	915,000	917,434
CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 2, Series A, 5.25%, 9/01/37	2,800,000	2,762,368
CFD No. 2005-2, Aberhill Ranch, Improvement Area A, Series A, 5.45%, 9/01/36	5,565,000	5,360,931
CFD No. 2006-2, Viscaya, Series A, 5.40%, 9/01/36	2,020,000	1,935,665
Lake Tahoe USD, GO, Election of 2008, zero cpn. to 7/31/25, 5.30% thereafter, 8/01/40	1,140,000	569,590
Lancaster Financing Authority Tax Allocation Revenue, Redevelopment Project Nos. 5 and 6,
Refunding, 5.40%, 2/01/29	475,000	430,284
Lancaster RDA Tax Allocation, Combined Redevelopment Project Areas, 6.875%,
8/01/34	2,000,000	2,169,340
8/01/39	2,000,000	2,160,180
Las Virgenes USD, GO, Election of 2006, Series C, zero cpn. to 8/01/26, 6.75% thereafter,
8/01/33	8,050,000	4,287,430
Lathrop Financing Authority Revenue, Mossdale Village, Refunding,
Series A, 5.50%, 9/02/35	3,850,000	3,806,341
Series A, 6.00%, 9/02/28	1,050,000	1,147,913
Series A, 6.00%, 9/02/29	1,115,000	1,207,233
Series A, 6.00%, 9/02/30	1,130,000	1,217,123

30 | Semiannual Report

Franklin Municipal Securities Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin California High Yield Municipal Fund	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Lee Lake PFAR, Special Tax, junior lien, Refunding, Series B,
5.25%, 9/01/32	$1,475,000	$1,433,759
5.375%, 9/01/35	1,095,000	1,065,490
Lemon Grove School District GO, Capital Appreciation, Election of 2008, Series B,
AGMC Insured, zero cpn. to 8/01/28, 6.10% thereafter, 8/01/45	6,500,000	2,849,990
Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A, 5.00%,
11/15/29	4,630,000	4,655,187
Los Alamitos USD, COP, Capital Appreciation, Capital Projects, zero cpn. to 7/31/24,
5.95% thereafter,
8/01/34	1,500,000	821,970
8/01/42	4,500,000	2,391,030
Los Angeles County Schools Regionalized Business Services Corp. COP, Pooled Financing
Program, Series C, 5.00%, 6/01/30	2,200,000	2,168,408
Lynwood PFA Tax Allocation, Alameda Project Area, 6.30%, 9/01/24	820,000	821,050
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	32,300,000	38,341,069
Mendocino-Lake Community College District GO, Capital Appreciation, Election of 2006,
Series B, AGMC Insured,
zero cpn. to 8/01/21, 6.55% thereafter, 8/01/36	5,150,000	3,547,629
zero cpn. to 8/01/26, 6.85% thereafter, 8/01/40	7,500,000	3,870,300
Merced CFD No. 2005-1 Special Tax, Improvement Area No. 1, 5.30%, 9/01/36	2,400,000	1,685,496
Merced RDA Tax Allocation, Merced Gateways Redevelopment Project, Series A, 6.50%,
9/01/39	6,250,000	6,296,687
Merced UHSD, GO, Capital Appreciation, Election of 2008, Series C, zero cpn., 8/01/41	10,000,000	1,640,900
Moorpark CFD No. 2004-1 Special Tax, Moorpark Highlands,
5.25%, 9/01/26	1,135,000	1,119,360
5.30%, 9/01/38	2,550,000	2,444,711
Moreland School District GO, Election of 2002, Series D,
FGIC Insured, zero cpn., 8/01/34	4,405,000	1,416,868
FGIC Insured, zero cpn., 8/01/37	5,700,000	1,547,550
NATL RE, FGIC Insured, zero cpn., 8/01/30	3,400,000	1,359,694
NATL RE, FGIC Insured, zero cpn., 8/01/31	2,000,000	754,500
NATL RE, FGIC Insured, zero cpn., 8/01/32	4,405,000	1,567,519
Moreno Valley USD Special Tax, CFD No. 2004-6,
5.10%, 9/01/28	2,000,000	1,971,320
5.20%, 9/01/36	5,000,000	4,856,750
Murrieta CFD No. 2000-2 Special Tax, The Oaks,
Improvement Area A, 5.90%, 9/01/27	2,000,000	2,005,680
Improvement Area A, 6.00%, 9/01/34	3,570,000	3,577,033
Improvement Area B, 6.00%, 9/01/27	1,285,000	1,288,829
Improvement Area B, 6.00%, 9/01/34	3,570,000	3,572,428
Murrieta CFD No. 2004-1 Special Tax, Bremerton, 5.625%, 9/01/34	670,000	638,054
Murrieta Valley USD, PFAR, Refunding, 5.00%, 9/01/33	1,310,000	1,284,128
North Natomas CFD Special Tax, No. 4, Refunding, Series E, 5.25%, 9/01/33	3,000,000	2,967,030
Oak Park USD, GO, Capital Appreciation, Series A, zero cpn. to 8/01/21, 7.10% thereafter,
8/01/38	6,600,000	4,587,066
Oakland USD Alameda County GO, Election of 2012, 6.625%, 8/01/38	5,000,000	5,289,650
Oakley PFAR, Refunding, 5.30%, 9/02/34	995,000	977,717
Oceanside CFD No. 2001-1 Special Tax, Morro Hills Development, 5.50%, 9/01/34	2,680,000	2,518,905

Semiannual Report | 31

Franklin Municipal Securities Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin California High Yield Municipal Fund	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Orange County 1915 Act Special Assessment, Limited Obligation, AD No. 01-1-GP1,
5.10%, 9/02/33	$1,745,000	$1,725,596
Orchard School District GO, Election of 2001, Series B, AGMC Insured, 6.00%, 8/01/36	3,000,000	3,356,790
Oro Grande Elementary School District COP,
5.00%, 9/15/27	700,000	669,039
5.875%, 9/15/37	14,000,000	14,033,460
6.125%, 9/15/40	1,500,000	1,520,985
5.125%, 9/15/42	2,130,000	1,865,326
Oxnard Financing Authority Lease Revenue, Refunding, 5.75%, 6/01/36	5,870,000	6,082,905
Palmdale Water District PFA Water Revenue, Series A, AGMC Insured, 5.00%,
10/01/32	1,235,000	1,273,618
10/01/34	1,960,000	2,002,610
Palomar Pomerado Health Care District COP,
6.00%, 11/01/30	10,000,000	9,957,300
6.75%, 11/01/39	15,550,000	16,005,148
Paso Robles Joint USD, GO, Capital Appreciation, Election of 2006, Series A, zero cpn.,
9/01/45	15,000,000	2,213,550
Perris CFD No. 05-2 Special Tax, Harmony Grove, Series A,
5.00%, 9/01/21	1,085,000	1,081,474
5.20%, 9/01/24	1,450,000	1,448,695
5.25%, 9/01/29	3,440,000	3,385,442
5.30%, 9/01/35	4,040,000	3,912,982
Perris CFD No. 2001-1 Special Tax,
Improvement Area No. 4, May Farms, Series A, 5.10%, 9/01/30	865,000	842,138
Improvement Area No. 4, May Farms, Series A, 5.15%, 9/01/35	1,075,000	1,027,528
Improvement Area No. 5, May Ranch, Series A, 5.00%, 9/01/37	1,515,000	1,405,662
Perris CFD No. 2004-3 Special Tax, Improvement Area No. 2, Series A, 5.30%, 9/01/35	1,370,000	1,337,065
Perris Joint Powers Authority Local Agency Revenue, Willowbrook, Refunding, Series B,
5.25%, 9/01/33	3,950,000	3,740,610
Perris PFA Local Agency Revenue, Series A, 6.25%, 9/01/33	2,955,000	2,972,021
Perris PFAR Tax Allocation,
5.30%, 10/01/26	1,950,000	1,870,986
5.35%, 10/01/36	3,410,000	3,132,153
Housing Loan, Series A, 6.125%, 10/01/40	3,135,000	3,250,368
Pico Rivera Water Authority Revenue, Refunding, Series A, 6.25%, 12/01/32	7,250,000	7,249,855
Pittsburg USD, GO, Capital Appreciation, Election of 2010, Series C, zero cpn.,
8/01/47	9,000,000	1,141,470
8/01/52	15,000,000	1,353,450
Porterville PFA Sewer Revenue, Series A, 5.625%, 10/01/36	5,000,000	5,394,600
Poway USD Special Tax,
CFD No. 6, 4S Ranch, 5.125%, 9/01/35	5,975,000	6,033,256
CFD No. 6, Improvement Area B, 5.125%, 9/01/36	4,950,000	4,996,777
CFD No. 14, Improvement Area A, 5.25%, 9/01/36	5,225,000	4,907,947
Rancho Cordova CFD No. 2003-1 Special Tax, Sunridge Anatolia,
5.25%, 9/01/25	2,235,000	2,237,391
5.375%, 9/01/30	1,650,000	1,643,549
5.375%, 9/01/37	7,130,000	7,067,969
5.50%, 9/01/37	2,635,000	2,637,345

32 | Semiannual Report

Franklin Municipal Securities Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin California High Yield Municipal Fund	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower Medical Center,
Series A, 5.00%, 7/01/47	$2,480,000	$2,308,781
Redondo Beach USD, GO, Election of 2008, Capital Appreciation, Series E, zero cpn. to
8/01/22, 6.20% thereafter, 8/01/31	2,750,000	1,811,975
Redwood City Special Tax, One Marina, 7.75%, 9/01/41	2,000,000	2,102,300
Richland School District GO, Capital Appreciation, Election of 2008, Refunding, Series C,
AGMC Insured, zero cpn., 8/01/49	17,000,000	2,145,230
Rio Elementary School District Community Facilities District Special Tax Revenue, 5.50%,
9/01/39	7,750,000	7,778,287
Rio Elementary School District Special Tax, CFD No. 1, 5.20%, 9/01/35	5,000,000	4,666,600
Rio Hondo Community College District GO, Capital Appreciation, Election of 2004, Series C,
zero cpn. to 8/01/24, 6.85% thereafter, 8/01/42	13,000,000	7,802,210
Riverbank USD, GO, Election of 2005, Series B, Assured Guaranty, zero cpn.,
8/01/38	6,690,000	1,546,059
8/01/43	8,750,000	1,468,250
Riverside County RDA Tax Allocation,
Desert Communities Redevelopment Project Area, second lien, Series D, 7.00%,
12/01/31	1,425,000	1,539,741
Desert Communities Redevelopment Project Area, second lien, Series D, 7.25%,
12/01/37	2,505,000	2,727,995
Housing, Series A, 6.00%, 10/01/39	3,000,000	3,089,280
Housing, Series A, 7.125%, 10/01/42	1,750,000	2,001,615
Jurupa Valley Redevelopment Project Area, Series B, 6.75%, 10/01/30	1,200,000	1,280,868
Riverside County Transportation Commission Toll Revenue, senior lien, Series A,
5.75%, 6/01/44	5,000,000	5,014,450
zero cpn., 6/01/43	7,500,000	1,000,050
Riverside PFA Local Measure Sales Tax Revenue, Payment Rehabilitation Project,
AGMC Insured, 5.00%, 6/01/33	4,280,000	4,248,371
Riverside USD Special Tax,
CFD No. 13, Improvement Area No. 1, 5.375%, 9/01/34	2,320,000	2,169,873
CFD No. 14, Series A, 5.45%, 9/01/35	2,060,000	2,006,090
CFD No. 15, Series A, 5.15%, 9/01/25	1,730,000	1,716,333
CFD No. 15, Series A, 5.25%, 9/01/30	1,230,000	1,207,073
CFD No. 15, Series A, 5.25%, 9/01/35	1,500,000	1,455,975
CFD No. 17, Aldea Village, 5.125%, 9/01/35	1,425,000	1,321,802
CFD No. 18, 5.00%, 9/01/34	1,125,000	1,073,216
CFD No. 22, 5.25%, 9/01/35	1,535,000	1,442,102
Road 17 Levee Area PFA Assessment Revenue, Road 17 Levee Improvement Project,
6.75%, 9/01/29	2,630,000	2,714,002
Romoland School District Special Tax, CFD No. 2004-1,
Heritage Lake, Improvement Area No. 1, 5.45%, 9/01/38	3,215,000	3,216,833
Heritage Lake, Improvement Area No. 2, 5.375%, 9/01/38	3,025,000	2,969,915
Improvement Area 3, Refunding, 5.00%, 9/01/36	1,500,000	1,458,195
Improvement Area 3, Refunding, 5.00%, 9/01/43	1,640,000	1,576,106
Roseville Special Tax, CFD No. 1,
Fiddyment Ranch, 5.00%, 9/01/19	980,000	1,012,418
Fiddyment Ranch, 5.125%, 9/01/21	980,000	1,011,644
Fiddyment Ranch, 5.125%, 9/01/26	4,945,000	4,847,237
Fiddyment Ranch, 5.25%, 9/01/36	7,880,000	7,478,514

Semiannual Report | 33

Franklin Municipal Securities Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin California High Yield Municipal Fund	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Roseville Special Tax, CFD No. 1, (continued)
Stone Point, 6.375%, 9/01/24	$1,750,000	$1,769,705
Stone Point, 6.375%, 9/01/28	2,500,000	2,514,575
Westpark, 5.15%, 9/01/30	5,500,000	5,261,630
Westpark, 5.20%, 9/01/36	4,500,000	4,264,155
Roseville Westpark CFD No. 1 Special Tax, Public Facilities,
5.20%, 9/01/26	1,000,000	976,260
5.25%, 9/01/37	1,600,000	1,524,784
Rowland USD, GO, Capital Appreciation, Election of 2006, Series B, zero cpn.,
8/01/34	5,000,000	1,613,700
8/01/39	15,000,000	3,502,650
8/01/42	10,750,000	2,059,485
Sacramento County Airport System Revenue, Senior, Series B, AGMC Insured, 5.25%,
7/01/39	7,000,000	7,059,080
San Bernardino Community College District GO, Election of 2008, Series A, zero cpn.,
8/01/44	12,495,000	2,152,139
San Bernardino County Special Tax, CFD No. 2006-1, Improvement Area No. 2, Lytle Creek
North, 5.50%, 9/01/44	1,965,000	1,947,531
San Buenaventura Revenue, Community Memorial Health System,
8.00%, 12/01/31	10,000,000	11,662,500
7.50%, 12/01/41	5,000,000	5,487,250
San Diego RDA Tax Allocation Revenue,
City Heights Redevelopment Project, Series A, 5.625%, 9/01/40	2,315,000	2,323,149
Naval Training Center, Series A, 5.75%, 9/01/40	3,000,000	3,053,310
San Diego RDA Tax Allocation, Capital Appreciation, Refunding, Series B, zero cpn.,
9/01/15	2,915,000	2,817,639
9/01/16	1,500,000	1,353,960
9/01/19	1,800,000	1,340,154
9/01/20	1,800,000	1,252,386
9/01/21	1,800,000	1,174,662
9/01/22	1,900,000	1,159,418
9/01/23	1,900,000	1,087,123
9/01/24	1,900,000	1,022,295
9/01/25	1,900,000	954,389
9/01/26	1,900,000	894,596
9/01/27	1,900,000	835,145
9/01/28	1,900,000	782,819
San Diego USD, GO, Election of 2008,
Series A, zero cpn. to 7/01/19, 6.00% thereafter, 7/01/33	10,000,000	7,623,100
Series C, zero cpn. to 7/01/30, 6.625% thereafter, 7/01/47	26,025,000	10,222,880
Series E, zero cpn. to 7/01/32, 5.25% thereafter, 7/01/42	6,940,000	2,366,401
Series E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	13,500,000	4,546,935
San Francisco City and County Redevelopment Agency Successor Agency CFD No. 6 Special
Tax, Mission Bay South Public Improvements, Refunding, Series C, zero cpn., 8/01/43	10,000,000	1,420,400
San Francisco City and County Redevelopment Financing Authority Tax Allocation,
Mission Bay North Redevelopment Project, Series C, 6.75%, 8/01/41	1,000,000	1,150,170
Mission Bay South Redevelopment Project, Series D, 7.00%, 8/01/33	1,000,000	1,105,090
Mission Bay South Redevelopment Project, Series D, 6.625%, 8/01/39	2,265,000	2,430,436
Mission Bay South Redevelopment Project, Series D, 7.00%, 8/01/41	1,500,000	1,645,455
San Francisco Redevelopment Projects, Series B, 6.625%, 8/01/41	2,500,000	2,784,650
34 | Semiannual Report

Franklin Municipal Securities Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin California High Yield Municipal Fund	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
San Joaquin County Public Facilities FICO Revenue COP, Wastewater Conveyance Project,
6.00%, 8/01/37	$1,000,000	$933,070
San Joaquin Delta Community College District GO, Election of 2004, Capital Appreciation,
Series B, AGMC Insured, zero cpn., 8/01/30	3,900,000	1,575,717
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation,
junior lien, ETM, zero cpn., 1/01/28	19,150,000	11,477,935
Refunding, Series A, 5.60%, 1/15/16	4,500,000	4,599,495
Refunding, Series A, 5.70%, 1/15/19	3,000,000	3,064,500
Refunding, Series A, 5.75%, 1/15/21	24,750,000	25,269,750
Refunding, Series A, 5.50%, 1/15/28	3,645,000	3,472,847
Refunding, Series A, NATL Insured, zero cpn., 1/15/26	19,475,000	9,438,169
Refunding, Series A, NATL Insured, zero cpn., 1/15/32	50,225,000	15,222,193
senior lien, 5.00%, 1/01/33	37,865,000	34,354,914
San Jose RDA Tax Allocation, Merged Area Redevelopment Project, Series B, XLCA Insured,
5.00%, 8/01/28	13,245,000	12,751,094
San Marcos RDA Tax Allocation, Affordable Housing Project, Series A, 5.65%, 10/01/28	1,730,000	1,730,640
San Mateo Special Tax, CFD No. 2008-1, Bay Meadows,
5.875%, 9/01/32	1,500,000	1,558,515
6.00%, 9/01/42	5,000,000	5,202,850
Santa Barbara Elementary School District GO, Election of 2010, Capital Appreciation,
Series A, zero cpn. to 8/01/23, 7.00% thereafter, 8/01/36	8,000,000	5,138,880
Santa Cruz County RDA Tax Allocation, 6.625%, 9/01/29	2,650,000	2,964,582
Santa Margarita Water District Special Tax, CFD No. 2013-1, Village of Sendero, 5.625%,
9/01/36	3,000,000	3,029,970
9/01/43	7,000,000	7,043,120
Santee Community Development Commission Tax Allocation, Santee Community
Redevelopment Project, Series A, 7.00%,
8/01/31	1,800,000	2,107,476
8/01/41	2,820,000	3,303,602
Saugus Castaic School Facilities Financing Authority Special Tax, Community Facilities
District No. 2006-1C,
5.875%, 9/01/33	1,375,000	1,375,358
6.00%, 9/01/43	3,500,000	3,466,050
Saugus USD Special Tax, CFD No. 2006-1,
Improvement Area No. 1, 5.375%, 9/01/42	2,000,000	1,995,460
Improvement Area No. 2, 5.75%, 9/01/43	2,000,000	2,017,600
Saugus USD, CFD No. 2005-4 Special Tax, 5.30%, 9/01/36	2,000,000	1,986,760
Selma PFA Lease Revenue, Refunding, 7.00%, 2/01/40	3,265,000	3,162,381
Sierra View Local Health Care District Revenue, 5.25%, 7/01/32	3,000,000	3,008,580
Simi Valley 1915 Act Special Assessment, AD No. 98-1, Madera, 7.30%, 9/02/24	1,835,000	1,842,835
Siskiyou UHSD, GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured,
zero cpn., 8/01/49	15,015,000	1,661,260
Sonoma CDA Tax Allocation, Redevelopment Project, 7.00%, 12/01/30	2,115,000	2,455,853
Southern California Public Power Authority Transmission Project Revenue, Southern
Transmission Project, 6.125%, 7/01/18	50,000	50,200
St. Helena USD, GO, Capital Appreciation, zero cpn. to 8/01/25, 6.45% thereafter,
6/01/36	10,000,000	5,643,300

Semiannual Report | 35

Franklin Municipal Securities Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin California High Yield Municipal Fund	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Stockton 1915 Act Special Assessment, Limited Obligation, Mosher AD No. 2003-2,
6.20%, 9/02/23	$2,955,000	$2,969,302
6.30%, 9/02/33	3,390,000	3,400,577
[b,c] Stockton PFA Lease Revenue, Capital Improvement Projects, Series A, 7.00%, 9/01/38	7,000,000	1,750,000
Susanville PFAR, Utility Enterprises Project, Refunding, Sub Series B,
5.50%, 6/01/30	1,185,000	1,159,866
5.875%, 6/01/35	1,660,000	1,656,979
6.00%, 6/01/45	6,180,000	6,183,214
Susanville School District GO, Capital Appreciation, Election of 2008, Assured Guaranty,
zero cpn., 8/01/49	17,505,000	1,936,753
Temecula RDA Tax Allocation Revenue,
Housing, Redevelopment Project No. 1, Series A, 7.00%, 8/01/39	2,100,000	2,456,034
sub. lien, Escrow, Redevelopment Project No. 1, 5.625%, 12/15/38	1,935,000	1,962,845
Tobacco Securitization Authority Northern California Tobacco Settlement Revenue,
Asset-Backed, Series A-1, 5.375%, 6/01/38	5,000,000	3,705,700
Asset-Backed, Series A-1, 5.50%, 6/01/45	800,000	578,136
Capital Appreciation, Asset-Backed, Series A-2, 5.40%, 6/01/27	1,250,000	1,091,038
Tobacco Securitization Authority Southern California Tobacco Settlement Revenue,
Second Sub. Capital Appreciation, Refunding, Series C, zero cpn., 6/01/46	25,000,000	579,250
Torrance USD, GO, Capital Appreciation, Election of 2008, Measure Z, Series B-1, zero cpn.,
8/01/34	5,640,000	1,864,697
Truckee-Donner PUD Special Tax, CFD No. 04-1,
5.20%, 9/01/25	3,000,000	2,910,030
5.75%, 9/01/29	2,975,000	2,884,887
5.25%, 9/01/30	5,050,000	4,806,438
5.80%, 9/01/35	4,530,000	4,288,913
Tulare RDA Tax Allocation, Merged Tulare Redevelopment Projects, Series A, 6.25%,
8/01/40	3,540,000	3,560,674
Tulare Sewer Revenue, 6.50%, 11/15/45	10,000,000	10,864,500
Turlock PFA Tax Allocation Revenue, 7.50%, 9/01/39	3,750,000	3,939,075
Tustin CFD No. 07-01 Special Tax, Tustin Legacy, 6.00%, 9/01/37	2,100,000	2,120,034
Tustin USD Special Tax, CFD No. 06-1,
5.75%, 9/01/30	1,000,000	1,024,000
6.00%, 9/01/40	3,000,000	3,100,290
Vallejo RDA Tax Allocation, Housing Set-Aside, Refunding, Series A, 7.00%, 10/01/31	3,915,000	3,915,783
Vernon Electric System Revenue, Series A, 5.50%, 8/01/41	7,500,000	7,597,275
Victor Valley Community College District GO, Capital Appreciation, Election of 2002,
Series C, zero cpn., 6/01/49	11,940,000	1,613,213
Victor Valley UHSD, CFD No. 2007-1 Special Tax, 5.00%, 9/01/43	1,000,000	909,470
Washington Township Health Care District Revenue, Series A, 5.50%, 7/01/38	2,890,000	2,931,211
West Hollywood Community Development Commission Tax Allocation, East Side
Redevelopment Project, Series A,
7.25%, 9/01/31	1,000,000	1,158,860
7.50%, 9/01/42	5,000,000	5,835,650
Westside USD, CFD No. 2005-3 Special Tax, 5.00%, 9/01/36	2,045,000	1,913,036
William S. Hart UHSD, CFD No. 2005-1 Special Tax, 5.30%, 9/01/36	2,500,000	2,448,025
Woodbridge Irrigation District Revenue COP, Refunding, AGMC Insured, 5.10%, 7/01/43	2,830,000	2,812,765
Woodland Finance Authority Water Revenue, 6.00%,
3/01/36	1,000,000	1,102,130
3/01/41	1,500,000	1,642,470

36 | Semiannual Report

Franklin Municipal Securities Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin California High Yield Municipal Fund	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Woodland Special Tax, CFD No. 1,
6.00%, 9/01/28	$4,960,000	$4,850,434
6.25%, 9/01/34	6,490,000	6,385,576
Yorba Linda RDA Tax Allocation, sub. lien, Redevelopment Project, Series A, 6.50%,
9/01/32	2,750,000	3,127,135
Yucaipa Special Tax, CFD No. 98-1 Chapman Heights, Refunding,
5.00%, 9/01/26	1,000,000	1,013,380
5.375%, 9/01/30	1,800,000	1,849,716
Yucca Valley RDA Tax Allocation, Yucca Valley Redevelopment Project No. 1,
5.50%, 6/01/28	2,110,000	2,111,646
5.75%, 6/01/38	5,485,000	5,435,196
		1,461,274,329
U.S. Territories 6.4%
Guam 1.4%
Guam Government GO,
Refunding, Series A, 5.00%, 11/15/23	7,245,000	6,996,931
Refunding, Series A, 5.25%, 11/15/37	6,500,000	5,831,410
Series A, 7.00%, 11/15/39	5,000,000	5,231,550
Guam Government Waterworks Authority Water and Wastewater System Revenue, 5.625%,
7/01/40	4,000,000	3,991,600
		22,051,491
Northern Mariana Islands 0.1%
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Senior Series A,
6.60%, 3/15/28	1,450,000	1,379,008
Puerto Rico 4.9%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien,
Refunding, Series A, 5.75%, 7/01/37	12,000,000	8,824,440
Series A, 6.00%, 7/01/44	5,000,000	3,673,550
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A, 5.50%,
7/01/39	15,000,000	10,828,500
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/29	10,000,000	7,130,000
Refunding, Series A, 5.00%, 7/01/42	6,000,000	4,082,640
Series A, 7.00%, 7/01/33	25,000,000	21,514,250
Series A, 7.00%, 7/01/43	5,000,000	4,248,800
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
Financing Authority Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%,
6/01/26	5,500,000	4,873,770
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series U, 5.25%,
7/01/42	21,000,000	14,599,830
		79,775,780
Total U.S. Territories		103,206,279
Total Municipal Bonds before Short Term Investments
(Cost $1,548,156,452)		1,564,480,608

Semiannual Report | 37

Franklin Municipal Securities Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin California High Yield Municipal Fund	Principal Amount	Value
Short Term Investments 0.9%
Municipal Bonds 0.9%
California 0.9%
[d] California State GO,
Kindergarten, Refunding, Series A3, Daily VRDN and Put, 0.03%, 5/01/34	$3,600,000	$3,600,000
Series A-1, Daily VRDN and Put, 0.03%, 5/01/33	11,600,000	11,600,000
Total Short Term Investments (Cost $15,200,000)		15,200,000
Total Investments (Cost $1,563,356,452) 98.2%		1,579,680,608
Other Assets, less Liabilities 1.8%		28,289,613
Net Assets 100.0%		$1,607,970,221

See Abbreviations on page 57.

aSecurity purchased on a when-issued basis. See Note 1(b).
bSecurity has been deemed illiquid because it may not be able to be sold within seven days. At November 30, 2013, the aggregate value of these securities was $8,435,406, representing 0.52% of net assets.
cSee Note 6 regarding defaulted securities.
dVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

38 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Municipal Securities Trust

Financial Highlights

Franklin Tennessee Municipal Bond Fund
	Six Months Ended
	November 30, 2013		Year Ended May 31,
Class A	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.88	$11.94	$11.19	$11.35	$10.99	$11.04
Income from investment operations[a]:
Net investment income[b]	0.21	0.41	0.44	0.44	0.45	0.45
Net realized and unrealized gains (losses)	(0.82)	(0.06)	0.75	(0.16)	0.35	(0.04)
Total from investment operations	(0.61)	0.35	1.19	0.28	0.80	0.41
Less distributions from net investment income	(0.20)	(0.41)	(0.44)	(0.44)	(0.44)	(0.46)
Net asset value, end of period	$11.07	$11.88	$11.94	$11.19	$11.35	$10.99

Total return[c]	(5.11)%	2.93%	10.84%	2.59%	7.44%	3.90%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	0.71%	0.70%	0.71%	0.71%	0.72%	0.74%
Expenses net of waiver and payments by
affiliates	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	3.74%	3.40%	3.82%	3.96%	3.99%	4.25%

Supplemental data
Net assets, end of period (000’s)	$271,416	$344,157	$312,688	$270,041	$287,007	$225,895
Portfolio turnover rate	3.60%	7.89%	5.71%	14.28%	10.63%	11.12%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 39

Franklin Municipal Securities Trust

Statement of Investments, November 30, 2013 (unaudited)

Franklin Tennessee Municipal Bond Fund	Principal Amount	Value
Municipal Bonds 96.7%
Tennessee 88.3%
Anderson County Water Authority Water and Sewer Revenue, 5.00%, 6/01/36	$1,000,000	$1,078,000
Blount County PBA Revenue, Local Government Public Improvement, Series B-15-A,
Assured Guaranty, 5.00%,
6/01/28	1,100,000	1,171,797
6/01/32	2,565,000	2,634,460
Bristol Electric System Revenue, AMBAC Insured, Pre-Refunded, 5.00%, 9/01/29	1,075,000	1,162,699
Chattanooga Electric System Revenue, Series A, 5.00%, 9/01/33	7,500,000	7,876,050
Chattanooga Health Educational and Housing Facility Board Revenue, Catholic Health Initiatives,
Series D, 6.25%, 10/01/33	500,000	565,265
Chattanooga-Hamilton County Hospital Authority Hospital Revenue, Erlanger Health System,
Refunding, AGMC Insured, 5.00%, 10/01/22	3,250,000	3,517,182
Clarksville Electric System Revenue,
Series A, 5.00%, 9/01/34	2,000,000	2,071,580
Series A, 5.00%, 9/01/35	3,185,000	3,289,595
XLCA Insured, 5.00%, 9/01/23	2,325,000	2,556,640
XLCA Insured, 5.00%, 9/01/32	4,000,000	4,113,680
Clarksville Water Sewer and Gas Revenue, Refunding, 5.00%, 2/01/38	3,000,000	3,102,300
Columbia Waterworks System Revenue, 5.00%, 12/01/32	3,000,000	3,159,420
Franklin County Health and Educational Facilities Board Revenue, The University of the South
Project, AMBAC Insured, Pre-Refunded, 5.00%, 9/01/24	2,000,000	2,163,160
Gallatin Water and Sewer Revenue, Assured Guaranty, 5.00%, 1/01/33	2,215,000	2,312,704
Greene County GO, Rural School, Refunding, Series B, NATL Insured, 5.00%, 6/01/24	1,000,000	1,063,020
Hallsdale-Powell Utility District of Knox County Waterworks and Sewer Revenue, Improvement,
NATL RE, FGIC Insured, 5.00%, 4/01/31	1,000,000	1,036,470
Harpeth Valley Utilities District of Davidson and Williamson Counties Revenue, Utilities,
Improvement,
NATL Insured, Pre-Refunded, 5.00%, 9/01/29	1,000,000	1,035,550
NATL Insured, Pre-Refunded, 5.00%, 9/01/34	2,310,000	2,392,120
NATL RE, FGIC Insured, 5.00%, 9/01/35	3,700,000	3,951,785
Hawkins County First Utility District Waterworks Revenue, Series B, Assured Guaranty, 5.00%,
6/01/42	1,250,000	1,299,363
Jackson Hospital Revenue, Jackson-Madison County General Hospital Project, Refunding and
Improvement, 5.50%, 4/01/33	3,000,000	3,148,950
Johnson City Electric System Revenue, Improvement, AGMC Insured, 5.00%, 5/01/29	1,000,000	1,091,920
Johnson City Health and Educational Facilities Board Hospital Revenue, Johnson City Medical
Center Hospital, Improvement, Series C, NATL Insured, Pre-Refunded, 5.125%, 7/01/25	325,000	325,647
Kingsport GO, Series B, Assured Guaranty, 5.00%, 3/01/29	1,030,000	1,102,842
Kingsport IDB, MFHR, Model City Apartments Project, GNMA Secured, 5.50%, 7/20/39	2,995,000	2,946,271
Knox County First Utility District Water and Sewer Revenue,
5.00%, 12/01/32	1,000,000	1,101,880
NATL Insured, Pre-Refunded, 5.00%, 12/01/24	1,790,000	2,028,321
NATL Insured, Pre-Refunded, 5.00%, 12/01/25	1,000,000	1,133,140
Refunding and Improvement, 5.00%, 12/01/26	1,390,000	1,543,025
Knox County Health Educational and Housing Facility Board Hospital Revenue,
Covenant Health, Refunding and Improvement, Series A, zero cpn., 1/01/36	2,000,000	561,260
Fort Sanders Alliance Obligated Group, Refunding, NATL Insured, 5.75%, 1/01/14	1,250,000	1,255,300

40 | Semiannual Report

Franklin Municipal Securities Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin Tennessee Municipal Bond Fund	Principal Amount	Value
Municipal Bonds (continued)
Tennessee (continued)
Knox County Health Educational and Housing Facility Board Revenue, University Health
System Inc., Refunding, 5.25%,
4/01/27	$2,500,000	$2,544,000
4/01/36	5,000,000	4,896,650
Knox-Chapman Utility District of Knox County Water and Sewer Revenue,
5.25%, 1/01/36	1,500,000	1,601,160
Refunding and Improvement, 4.00%, 1/01/40	4,000,000	3,603,800
Knoxville Wastewater System Revenue, Improvement, Series A, NATL Insured, Pre-Refunded,
5.00%, 4/01/37	3,000,000	3,188,370
Knoxville Water System Revenue, Improvement, Series R, AGMC Insured, Pre-Refunded,
5.00%, 3/01/30	2,370,000	2,509,474
Lawrenceburg PBA, GO, Electric System, Refunding, AMBAC Insured, 5.00%, 7/01/22	2,470,000	2,765,091
Loudon Water and Sewer Revenue, Exempt Facility, Series A,
4.00%, 3/01/28	1,000,000	922,610
5.00%, 3/01/32	1,300,000	1,347,879
Manchester GO, Refunding, AGMC Insured, 5.00%, 6/01/38	2,665,000	2,866,501
Maryville Revenue, Water and Sewer, Series A, Assured Guaranty, 5.00%, 6/01/38	5,500,000	5,671,600
Memphis GO, General Improvement,
Assured Guaranty, Pre-Refunded, 5.00%, 4/01/27	1,975,000	2,347,505
Refunding, 5.00%, 5/01/36	4,135,000	4,346,257
Memphis-Shelby County Airport Authority Airport Revenue,
Refunding, Series B, 5.75%, 7/01/25	2,500,000	2,659,975
Refunding, Series D, 5.00%, 7/01/25	3,000,000	3,282,450
Series A, AGMC Insured, 5.00%, 7/01/35	5,000,000	5,140,750
Series A, AGMC Insured, 5.00%, 7/01/39	2,565,000	2,631,331
Memphis-Shelby County Sports Authority Inc. Revenue, Memphis Arena Project, Refunding,
Series B, 5.375%, 11/01/29	5,000,000	5,288,300
Metropolitan Government of Nashville and Davidson County Electric Revenue, Series A,
5.00%, 5/15/33	3,000,000	3,147,210
5.00%, 5/15/36	3,500,000	3,693,410
AMBAC Insured, Pre-Refunded, 5.00%, 5/15/25	5,000,000	5,108,350
Metropolitan Government of Nashville and Davidson County GO,
Improvement, Refunding, Series A, 5.00%, 1/01/33	5,000,000	5,408,900
Series B, Pre-Refunded, 5.00%, 8/01/25	5,000,000	5,596,200
Series C, Pre-Refunded, 5.00%, 2/01/25	3,000,000	3,164,700
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities
Board Revenue, Vanderbilt University,
Refunding, Series B, 5.00%, 10/01/39	9,000,000	9,372,780
Series A, 5.50%, 10/01/29	3,500,000	3,936,415
Metropolitan Government of Nashville and Davidson County Revenue, District Energy System,
Refunding, Series A, 5.00%, 10/01/32	1,055,000	1,144,169
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue,
Refunding, 5.00%, 7/01/40	5,000,000	5,244,150
Pigeon Forge IDB Revenue, Public Facility, 5.00%, 6/01/34	1,250,000	1,335,225
Rutherford County Consolidated Utility District Waterworks Revenue, AGMC Insured,
Pre-Refunded, 5.00%, 2/01/36	3,060,000	3,365,663
Rutherford County GO, 3.00%, 4/01/31	2,000,000	1,651,860

Semiannual Report | 41

Franklin Municipal Securities Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Franklin Tennessee Municipal Bond Fund	Principal Amount	Value
Municipal Bonds (continued)
Tennessee (continued)
Rutherford County Health and Educational Facilities Board Revenue, Ascension Health Senior
Credit Group, Series C, 5.00%, 11/15/40	$10,000,000	$10,081,600
Shelby County Health Educational and Housing Facility Board Revenue,
Baptist Memorial Health Care, Series A, 5.00%, 9/01/19	3,015,000	3,474,938
Educational Facilities, Rhodes College, 5.50%, 8/01/40	5,000,000	5,497,200
Methodist Healthcare, Series B, AGMC Insured, 5.25%, 9/01/27	5,000,000	5,211,550
St. Jude Children’s Research Hospital, Refunding, 5.00%, 7/01/36	5,000,000	5,215,600
South Blount County Utility District Waterworks Revenue, Refunding and Improvement,
AGMC Insured,
5.00%, 12/01/33	1,000,000	1,058,270
5.25%, 12/01/39	3,310,000	3,512,208
Tennessee HDA Residential Financing Program Revenue, Issue 1C, 4.00%, 7/01/43	4,825,000	4,344,140
Tennessee HDA Revenue, Homeownership Program,
Series 1, 5.00%, 7/01/29	1,210,000	1,239,754
Series 2C, 3.80%, 7/01/43	1,960,000	1,631,720
Tennessee State School Bond Authority Revenue, Higher Educational Facilities, Second Program,
Refunding, Series A, 5.00%, 5/01/39	3,000,000	3,131,160
Refunding, Series A, NATL Insured, 5.00%, 5/01/26	1,250,000	1,304,287
Refunding, Series A, NATL Insured, 5.00%, 5/01/30	3,000,000	3,115,380
Series A, 5.00%, 5/01/34	3,555,000	3,727,346
Series B, 5.50%, 5/01/38	4,000,000	4,270,120
West Wilson Utility District Waterworks Revenue,
5.00%, 6/01/33	3,000,000	3,304,680
Improvement, NATL Insured, Pre-Refunded, 5.00%, 6/01/26	1,805,000	1,847,093
		239,541,177
U.S. Territories 8.4%
Guam 1.8%
Guam Economic Development and Commerce Authority Revenue, Tobacco Settlement,
Asset-Backed Bonds, Refunding, 5.25%, 6/01/32	1,820,000	1,571,952
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.625%, 12/01/29	3,205,000	3,297,592
		4,869,544
Puerto Rico 6.6%
Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	5,000,000	3,494,650
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Series S, 6.00%, 7/01/41	5,000,000	3,752,650
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate,
Series A, 6.50%, 8/01/44	8,000,000	6,891,760
Series C, 5.50%, 8/01/40	5,000,000	3,881,650
		18,020,710
Total U.S. Territories		22,890,254
Total Municipal Bonds (Cost $259,190,524) 96.7%		262,431,431
Other Assets, less Liabilities 3.3%		8,984,521
Net Assets 100.0%		$271,415,952

See Abbreviations on page 57.

42 | The accompanying notes are an integral part of these financial statements. |	Semiannual Report

Franklin Municipal Securities Trust

Financial Statements

Statements of Assets and Liabilities
November 30, 2013 (unaudited)

	Franklin California	Franklin Tennessee
	High Yield	Municipal
	Municipal Fund	Bond Fund
Assets:
Investments in securities:
Cost	$1,563,356,452	$259,190,524
Value	$1,579,680,608	$262,431,431
Cash	17,916,139	5,935,676
Receivables:
Investment securities sold	1,123,878	—
Capital shares sold	1,267,208	534,091
Interest	21,030,847	3,836,805
Other assets	43,618	4,491
Total assets	1,621,062,298	272,742,494
Liabilities:
Payables:
Investment securities purchased	4,985,230	—
Capital shares redeemed	5,543,250	1,004,405
Management fees	615,379	116,279
Distribution fees	229,312	22,434
Transfer agent fees	149,152	23,264
Distributions to shareholders	1,551,170	138,806
Accrued expenses and other liabilities	18,584	21,354
Total liabilities	13,092,077	1,326,542
Net assets, at value	$1,607,970,221	$271,415,952
Net assets consist of:
Paid-in capital	$1,687,049,575	$273,278,187
Undistributed net investment income	10,067,437	290,006
Net unrealized appreciation (depreciation)	16,324,156	3,240,907
Accumulated net realized gain (loss)	(105,470,947)	(5,393,148)
Net assets, at value	$1,607,970,221	$271,415,952

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 43

Franklin Municipal Securities Trust

Financial Statements (continued)

Statements of Assets and Liabilities (continued)
November 30, 2013 (unaudited)

	Franklin California	Franklin Tennessee
	High Yield	Municipal
	Municipal Fund	Bond Fund
Class A:
Net assets, at value	$1,096,024,308	$271,415,952
Shares outstanding	111,421,332	24,529,137
Net asset value per share[a]	$9.84	$11.07
Maximum offering price per share (net asset value per share ÷ 95.75%)	$10.28	$11.56
Class C:
Net assets, at value	$259,172,548
Shares outstanding	26,183,007
Net asset value and maximum offering price per share[a]	$9.90
Advisor Class:
Net assets, at value	$252,773,365
Shares outstanding	25,654,719
Net asset value and maximum offering price per share	$9.85

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

44 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Municipal Securities Trust

Financial Statements (continued)

Statements of Operations
for the six months ended November 30, 2013 (unaudited)

	Franklin	Franklin
	California	Tennessee
	High Yield	Municipal
	Municipal Fund	Bond Fund
Investment income:
Interest	$47,325,448	$6,628,675
Expenses:
Management fees (Note 3a)	3,937,113	797,598
Distribution fees: (Note 3c)
Class A	581,648	149,140
Class C	904,691	—
Transfer agent fees: (Note 3e)
Class A	215,142	61,830
Class C	51,479	—
Advisor Class	48,024	—
Custodian fees	8,496	1,511
Reports to shareholders	28,701	7,711
Registration and filing fees	12,363	5,804
Professional fees	35,558	17,468
Trustees’ fees and expenses	26,670	4,687
Other	67,335	16,498
Total expenses	5,917,220	1,062,247
Expenses waived/paid by affiliates (Note 3f)	—	(18,046)
Net expenses	5,917,220	1,044,201
Net investment income	41,408,228	5,584,474
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(19,594,237)	(3,736,157)
Net change in unrealized appreciation (depreciation) on investments	(120,798,867)	(19,367,934)
Net realized and unrealized gain (loss)	(140,393,104)	(23,104,091)
Net increase (decrease) in net assets resulting from operations	$(98,984,876)	$(17,519,617)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 45

Franklin Municipal Securities Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin California		Franklin Tennessee
	High Yield Municipal Fund		Municipal Bond Fund
	Six Months Ended		Six Months Ended
	November 30, 2013	Year Ended	November 30, 2013	Year Ended
	(unaudited)	May 31, 2013	(unaudited)	May 31, 2013
Increase (decrease) in net assets:
Operations:
Net investment income	$41,408,228	$80,217,948	$5,584,474	$11,393,601
Net realized gain (loss) from investments	(19,594,237)	642,572	(3,736,157)	159,013
Net change in unrealized appreciation
(depreciation) on investments	(120,798,867)	29,328,969	(19,367,934)	(2,354,030)
Net increase (decrease) in net assets
resulting from operations	(98,984,876)	110,189,489	(17,519,617)	9,198,584
Distributions to shareholders from:
Net investment income:
Class A	(26,909,273)	(53,877,532)	(5,379,771)	(11,363,580)
Class B	—	(27,544)	—	—
Class C	(5,638,394)	(11,056,616)	—	—
Advisor Class	(6,126,196)	(11,568,916)	—	—
Total distributions to shareholders	(38,673,863)	(76,530,608)	(5,379,771)	(11,363,580)
Capital share transactions: (Note 2)
Class A	(140,610,815)	68,684,148	(49,841,617)	33,633,709
Class B	—	(2,107,252)	—	—
Class C	(41,177,174)	23,436,420	—	—
Advisor Class	(29,755,265)	58,011,397	—	—
Total capital share transactions	(211,543,254)	148,024,713	(49,841,617)	33,633,709
Net increase (decrease) in net
assets	(349,201,993)	181,683,594	(72,741,005)	31,468,713
Net assets:
Beginning of period	1,957,172,214	1,775,488,620	344,156,957	312,688,244
End of period	$1,607,970,221	$1,957,172,214	$271,415,952	$344,156,957
Undistributed net investment income included
in net assets:
End of period	$10,067,437	$7,333,072	$290,006	$85,303

46 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Municipal Securities Trust

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Municipal Securities Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of two funds (Funds). The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

Class A	Class A, Class C & Advisor Class
Franklin Tennessee Municipal Bond Fund	Franklin California High Yield Municipal Fund

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to

Semiannual Report | 47

Franklin Municipal Securities Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Securities Purchased on a When-Issued Basis

The Funds purchase securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c. Income Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of November 30, 2013, and for all open tax years, each fund has determined that no liability for unrecognized tax benefits is required in each fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary.

48 | Semiannual Report

Franklin Municipal Securities Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Security Transactions, Investment Income, Expenses and Distributions (continued)

Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There is no guarantee the insurer will be able to fulfill its obligations under the terms of the policy.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Semiannual Report | 49

Franklin Municipal Securities Trust

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST

At November 30, 2013, there were an unlimited number of shares authorized (without par value).

Transactions in the Funds’ shares were as follows:

	Franklin California		Franklin Tennessee
	High Yield Municipal Fund		Municipal Bond Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Six Months ended November 30, 2013
Shares sold	8,705,667	$86,608,081	1,242,294	$13,926,137
Shares issued in reinvestment of
distributions	2,196,774	21,662,915	403,922	4,507,952
Shares redeemed	(25,123,618)	(248,881,811)	(6,092,996)	(68,275,706)
Net increase (decrease)	(14,221,177)	$(140,610,815)	(4,446,780)	$(49,841,617)
Year ended May 31, 2013
Shares sold	25,489,517	$269,998,241	5,519,807	$66,406,239
Shares issued in reinvestment of
distributions	4,030,992	42,734,357	782,443	9,402,008
Shares redeemed	(22,992,594)	(244,048,450)	(3,506,030)	(42,174,538)
Net increase (decrease)	6,527,915	$68,684,148	2,796,220	$33,633,709
Class B Shares:
Year ended May 31, 2013[a]
Shares sold	176	$1,861
Shares issued in reinvestment of
distributions	2,131	22,574
Shares redeemed	(200,753)	(2,131,687)
Net increase (decrease)	(198,446)	$(2,107,252)
Class C Shares:
Six Months ended November 30, 2013
Shares sold	1,464,277	$14,637,691
Shares issued in reinvestment of
distributions	436,713	4,332,811
Shares redeemed	(6,017,303)	(60,147,676)
Net increase (decrease)	(4,116,313)	$(41,177,174)
Year ended May 31, 2013
Shares sold	6,229,075	$66,425,608
Shares issued in reinvestment of
distributions	783,276	8,353,322
Shares redeemed	(4,816,808)	(51,342,510)
Net increase (decrease)	2,195,543	$23,436,420

50 | Semiannual Report

Franklin Municipal Securities Trust

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST (continued)

	Franklin California
	High Yield Municipal Fund
	Shares	Amount
Advisor Class Shares:
Six Months ended November 30, 2013
Shares sold	6,128,461	$60,956,285
Shares issued in reinvestment of
distributions	347,634	3,432,958
Shares redeemed	(9,474,867)	(94,144,508)
Net increase (decrease)	(2,998,772)	$(29,755,265)
Year ended May 31, 2013
Shares sold	12,583,599	$133,741,674
Shares issued in reinvestment of
distributions	627,220	6,659,636
Shares redeemed	(7,714,434)	(82,389,913)
Net increase (decrease)	5,496,385	$58,011,397

[a]Effective March 1, 2013, all Class B shares were converted to Class A.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Funds pay an investment management fee to Advisers based on the average daily net assets of each of the Funds as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

Semiannual Report | 51

Franklin Municipal Securities Trust

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES (continued)

 b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the average daily net assets, and is not an additional expense of the Funds.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the fund’s Class C compensation distribution plans, the Franklin California High Yield Municipal Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

	Franklin California	Franklin Tennessee
	High Yield	Municipal
	Municipal Fund	Bond Fund
Reimbursement Plans:
Class A	0.15%	0.15%
Distributors has agreed to limit the current rate to 0.10% per year for each of the Funds.
Compensation Plans:
Class C	0.65%	—

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

	Franklin California	Franklin Tennessee
	High Yield	Municipal
	Municipal Fund	Bond Fund
Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$71,270	$22,491
CDSC retained	$90,752	$3,380

52 | Semiannual Report

Franklin Municipal Securities Trust

Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
e.	Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the period ended November 30, 2013, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin California	Franklin Tennessee
	High Yield	Municipal
	Municipal Fund	Bond Fund
Transfer agent fees	$110,899	$19,112

f. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Franklin Tennessee Municipal Bond Fund so that the expenses (excluding distribution fees, and acquired fund fees and expenses) of the Fund do not exceed 0.60%, (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until September 30, 2014.

4. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At May 31, 2013, the capital loss carryforwards were as follows:

	Franklin California	Franklin Tennessee
	High Yield	Municipal
	Municipal Fund	Bond Fund
Capital loss carryforwards subject to expiration:
2015	$684,955	$11,310
2016	1,572,273	—
2017	5,767,799	810,129
2018	32,781,484	—
2019	21,604,912	—
Capital loss carryforwards not subject to expiration:
Short term	2,804,904	835,552
Long term	20,235,218	—
Total capital loss carryforwards	$85,451,545	$1,656,991

Semiannual Report | 53

Franklin Municipal Securities Trust

Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES (continued)

At November 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin California	Franklin Tennessee
	High Yield	Municipal
	Municipal Fund	Bond Fund
Cost of investments	$1,558,210,854	$259,074,602

Unrealized appreciation	$83,612,855	$10,628,360
Unrealized depreciation	(62,143,101)	(7,271,531)
Net unrealized appreciation (depreciation)	$21,469,754	$3,356,829

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2013, were as follows:

	Franklin California	Franklin Tennessee
	High Yield	Municipal
	Municipal Fund	Bond Fund
Purchases	$215,068,040	$10,626,100
Sales	$351,937,894	$65,006,983

6. CREDIT RISK AND DEFAULTED SECURITIES

At November 30, 2013, the Franklin California High Yield Municipal Fund had 26.90% of its portfolio invested in high yield securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Franklin California High Yield Municipal Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At November 30, 2013, the value of this security was $1,750,000, representing 0.11% of fund’s net assets. The fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified on the accompanying Statement of Investments.

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Notes to Financial Statements (unaudited) (continued)

7. CONCENTRATION OF RISK

Each of the Funds invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

8. CREDIT FACILITY

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 17, 2014. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statements of Operations. During the period ended November 30, 2013, the Funds did not use the Global Credit Facility.

9. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

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Franklin Municipal Securities Trust

Notes to Financial Statements (unaudited) (continued)

9. FAIR VALUE MEASUREMENTS (continued)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At November 30, 2013, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 2 inputs.

10. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (FASB) issued ASU No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. The Funds are currently reviewing the requirements and believe the adoption of this ASU will not have a material impact on their financial statements.

11. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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Franklin Municipal Securities Trust

Notes to Financial Statements (unaudited) (continued)

ABBREVIATIONS

Selected Portfolio

1915 Act	- Improvement Bond Act of 1915	HDA	- Housing Development Authority/Agency
ABAG	- The Association of Bay Area Governments	ID	- Improvement District
AD	- Assessment District	IDB	- Industrial Development Bond/Board
AGMC	- Assured Guaranty Municipal Corp.	MFHR	- Multi-Family Housing Revenue
AMBAC	- American Municipal Bond Assurance Corp.	NATL	- National Public Financial Guarantee Corp.
CDA	- Community Development Authority/Agency	NATL RE	- National Public Financial Guarantee Corp. Reinsured
CFD	- Community Facilities District	PBA	- Public Building Authority
CIFP	- Capital Improvement Financing Program	PFA	- Public Financing Authority
COP	- Certificate of Participation	PFAR	- Public Financing Authority Revenue
CRDA	- Community Redevelopment Authority/Agency	PUD	- Public Utility District
ETM	- Escrow to Maturity	RDA	- Redevelopment Agency/Authority
FGIC	- Financial Guaranty Insurance Co.	UHSD	- Unified/Union High School District
FHA	- Federal Housing Authority/Agency	USD	- Unified/Union School District
FICO	- Financing Corp.	XLCA	- XL Capital Assurance
GNMA	- Government National Mortgage Association
GO	- General Obligation

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Franklin Municipal Securities Trust

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Semiannual Report and Shareholder Letter
Franklin Municipal
Securities Trust

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus.
Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing.
A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2013-2014 Franklin Templeton Investments. All rights reserved. MUN S 01/14

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A (d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUNICIPAL SECURITIES TRUST

By /s/ LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration
Date January 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration
Date January 27, 2014

By /s/ GASTON GARDEY
Gaston Gardey
Chief Financial Officer and
Chief Accounting Officer
Date January 27, 2014